Group structure	12 Months Ended
Jun. 30, 2022
Group structure [Abstract]
Group structure
Section 8.	Group structure

8.1	Controlled entities

			2022	2021	2020
Controlled entities of ioneer Ltd	Note	Country of incorporation	ownership interest	ownership interest	ownership interest
Ioneer USA Corporation		USA	100	100	100
Ioneer Minerals Corporation		USA	100	100	100
Ioneer Holdings USA Inc.		USA	100	100	100
Ioneer Holdings Nevada Inc.		USA	100	100	100
Gerlach Gold LLC		USA	100	100	100
Paradigm AZ LLC		USA	100	100	100
Ioneer Rhyolite Ridge Holdings LLC		USA	100	-	-
Ioneer Rhyolite Ridge Midco LLC		USA	100	-	-
Ioneer Rhyolite Ridge LLC		USA	100	-	-
Ioneer SLP LLC		USA	100	-	-
PGPL Minerals USA Pty Limited	1	Canada	-	-	100
PGPL Diamonds Pty Limited	1	Canada	-	-	100
ioneer Canada ULC		Canada	100	100	-

(1)	These Canadian companies were amalgamated on January 1, 2021 to fom Ioneer Canada ULC.